Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 03, 2024
Entity Registrant Name	Burke & Herbert Financial Services Corp.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-41633
Entity Tax Identification Number	92-0289417
Entity Address, Address Line One	100 S. Fairfax Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	703
Local Phone Number	666-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.50
Trading Symbol	BHRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001964333
Amendment Description	Effective on May 3, 2024 (the "Closing Date"), Burke & Herbert Financial Services Corp. ("Burke & Herbert"), a Virginia corporation, completed its previously announced merger with Summit Financial Group, Inc. ("Summit"), a West Virginia corporation, pursuant to the Agreement and Plan of Reorganization and accompanying Plan of Merger (the "Merger Agreement") dated August 24, 2023 between Burke & Herbert and Summit.Pursuant to the Merger Agreement, on the Closing Date, (i) Summit merged with and into Burke & Herbert, with Burke & Herbert continuing as the surviving corporation (the “Merger”), and (ii) immediately following the Merger, Summit Community Bank, Inc., a West Virginia chartered bank and a wholly-owned subsidiary of Summit ("SCB"), merged with and into Burke & Herbert Bank & Trust Company, a Virginia chartered bank and a wholly-owned subsidiary of Burke & Herbert ("Burke & Herbert Bank"), with Burke & Herbert Bank as the surviving bank (the "Bank Merger"). On May 3, 2024, the Company filed a Current Report on Form 8-K, as amended by Amendment No. 1 thereto, reporting the completion of the Merger (the "Original Report"). On July 10, 2024, the Company filed Amendment No. 2 to the Original Report to provide certain pro forma financial information in connection with the merger ("Amendment No. 2"). This Amendment No. 3 to the Original Report ("Amendment No. 3") amends and supplements Item 9.01 of the Original Report to provide certain pro forma financial information in connection with the Merger. The pro forma financial information in this Amendment No. 3 replaces and supersedes the pro forma financial information filed with Amendment No. 2. Any information required to be set forth in the Original Report which is not being amended or supplemented pursuant to this Amendment No. 3 is hereby incorporated by reference. Except as set forth herein, no modifications have been made to the information contained in the Original Report and the Company has not updated any information contained therein to reflect the events that have occurred since the date of the Original Report. Accordingly, this Amendment No. 3 should be read in conjunction with the Original Report.The pro forma financial information included in this Amendment No. 3 has been presented for informational purposes only and does not purport to represent the actual results that Burke & Herbert and Summit would have achieved had the companies been combined during the periods presented, and is not intended to project any future results of operations for the combined company.